Share-Based Compensation - Summary of assumptions used for grant date fair value under binomial tree option pricing model (Detail) - Equity Incentive Plans [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of ordinary share (US$)	$ 0.09
Risk-free interest rates	0.66%
Expected volatility range	59.20%
Expected dividend yield	0.82%		0.00%
Fair value per option granted (US$)	$ 0.02
Maximum [Member]
Fair value of ordinary share (US$)		$ 0.94	$ 0.86
Risk-free interest rates, maximum		3.73%	3.10%
Expected volatility range, maximum		59.20%	57.20%
Expected dividend yield		8.72%
Fair value per option granted (US$)		$ 0.27	$ 0.86
Minimum [Member]
Fair value of ordinary share (US$)		$ 0.42	$ 0.69
Risk-free interest rates, minimum		2.57%	1.75%
Expected volatility range, minimum		57.20%	50.10%
Expected dividend yield		8.61%
Fair value per option granted (US$)		$ 0.22	$ 0.14